FINANCIAL INSTRUMENTS AND RELATED RISKS (Disclosure of undiscounted amounts and contractual maturities) (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 2,966,264	$ 1,169,262
Lease liability	333,727	484,856
Long-term debt	0	259,114
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	2,966,264	1,169,262
Lease liability	171,990	151,129
Long-term debt	346,747	498,613
1-2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Lease liability	161,737	171,990
Long-term debt	0	259,114
Greater than 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Lease liability	0	161,737
Long-term debt	$ 0	$ 0